Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives Right of Use Assets Lease Period (Details)	12 Months Ended
Dec. 31, 2019
Motor Vehicles [member]
Statement Line Items [Line Items]
Estimated useful lives of right of use assets and lease period	8 years
Property [Member]
Statement Line Items [Line Items]
Estimated useful lives of right of use assets and lease period	3 years